UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2006 - June 30, 2006

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:

We are pleased to present our combined 2006 semi-annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and our new fund, MH Elite Select Portfolio of Funds.

While the economic picture remained cloudy throughout the first half of 2006, the stock market went from sunny skies in the first quarter to a downpour of negative reactions in the second quarter. Fueling the sporadic gyrations in stock prices were:

      -	surging energy prices,
      -	significant slowdown in the real estate market,
      -	inflation concerns,
      -	geopolitical uncertainty in the Middle East,
      -	interest rates reaching their highest point in more than 5 years,
      -	proliferation of terrorist activity around the world.

The fickleness of the stock market can best be illustrated by the disparity in consumer confidence over short periods of time. Case in point, consumer confidence, which is closely monitored by economists as it accounts for two thirds of all US economic activity, reached a four year high in April only to sour in May with its biggest drop since last year's hurricanes in the Gulf Coast.

Today's volatility in stock prices creates tomorrow's opportunity for long term growth and capital appreciation and why performance is more relative over a period of years rather than over a period of days.

For the 6 and 12 month period ending June 30, 2006, MH Elite Small Cap Fund of Funds was up 7.2% and 15.7%, respectively versus 8.2% and 14.6% returns for the Russell 2000 index of small cap stocks. A strong first quarter, up 11.9%, unraveled in May as the Fund gave back some of its early gains and was down 4.3% for the second quarter. Within the portfolio, Champlain Small Company Fund and Harbor Small Cap Value were replaced with Schneider Small Cap Value and Gartmore Small Cap Funds.

For the 6 and 12 month period ending June 30, 2006, MH Elite Fund of Funds was up 2.7% and 9.1% respectively matching the performance of both the S&P 500 and Russell 1000 indexes. While large cap stocks trailed small caps in performance in the first quarter, their weakness in the second quarter was not as significant. The Fund's second quarter loss of 2.5% offset the 5.3% gain in the first quarter. As reported in our last report to shareholders, we continued to monitor TCW Galileo Dividend Focused and Wasatch Heritage Growth and ultimately decided to replace both funds with Pioneer Cullen Value and increasing investments in existing funds.

2006 also marked a new beginning for MH Elite Portfolio of Funds with the addition of our third fund on April 6th, MH Elite Select Portfolio of Funds.
By introducing an alternative investment opportunity, we now offer shareholders and potential investors the ability to diversify their investments into asset classes not generally represented in our small and large cap fund of funds.

Albert DiCosimo of DiCosimo Capital Management contributed to the following commentary on the MH Elite Select Portfolio of Funds.

Currently the Select Portfolio of Funds is focused on international and commodity market opportunities while shorting the U.S. market. This investment strategy is consistent with the belief that the U.S. economy is vulnerable to recession-like conditions. Recession-like conditions would be an outgrowth of the excessive speculation in the real estate markets, much like that of the late 90's during the dot-com boom.

Contrary to the U.S. economy, many international markets that are emerging are experiencing a growing demographic trend much like the U.S. experienced 10-20 years ago. While this is a favorable indicator for the long term, for the short term there are some concerns, such as a general rising interest rate environment around the world and a U.S. slowdown that could affect other markets. In addition, China has shown signs of trying to slow things down by taking necessary steps to increase bank reserve require ments. Despite the above, the Latin America region is showing good prospects. For the first time in many decades the Latin America region does not have an inflation problem. If the low inflation scenario continues, investor confidence should improve which in turn will help stock prices move to higher levels.

Our hedging strategies allowed the Fund to hold performance steady during the market's correction in the second quarter. Despite shorting the overall U.S. market we will venture into select industries within the U.S. economy. We are currently focusing on the pharmaceutical industry which has undergone a five year bearish trend. Historically, the healthcare industry has done very well during the 12 month period following a period of rising interest rates.
We will be adding several long/short funds to keep volatility of the MH Elite Select Portfolio Fund within a reasonable range.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.





							Sincerely,


                                                        /s/Harvey Merson
							Harvey Merson
							President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                       MH Elite Portfolio of Funds, Inc.

                        MH Elite Small Cap Fund of Funds

                     Schedule of Portfolio of Investments
                              June 30, 2006 (Unaudited)


   Mutual Funds (97.4%)                          Quantity        Value

	N/I Numeric Investors Small Cap Value	  22,212     $  412,256
	Bogle Small Cap Growth Inv                12,772	365,796
	Bridgeway Ultra Small Company Market	  19,263	364,640
	RS Partners	                          10,162	352,101
	Royce Opportunity	                  25,448	343,287
	Bridgeway Small Cap Value CL N	          21,289	341,055
	Munder Small Cap Value CL A	          11,620	339,890
	Royce Value Plus Service CL	          25,911	338,660
	Keeley Small Cap Value	                   6,684        332,476
	Stratton Small Cap Value	           6,810	323,904
	Bjurman-Barry Micro-Cap Growth            10,363	323,422
	William Blair Small Cap Growth CL N	  12,361	310,870
	Perritt Micro Cap Opportunities	           9,267	292,556
	James Advantage Small Cap	          12,434	289,474
	Wasatch Micro Cap                	  42,511	287,796
	Gartmore Small Cap CL A	                  14,613	282,026
	Schneider Small Cap Value	          11,587	260,700
	Royce Value Service CL	                  24,385	250,679
	Wasatch Small Cap Value                   34,098	185,154
                                                            -----------

	Total Mutual Funds (Cost $ 4,673,015) 		      5,996,742
                                                            -----------

Short-Term Securities (0.4%)

	TD Waterhouse Money Market (Cost  $ 27,806)		 27,806
                                                            -----------

Total Investments in Securities (Cost  $ 4,700,821)           6,024,548

Other Assets - net (1.9%)                                       114,137
                                                            -----------

Net Assets - (100%)                                         $ 6,138,685
                                                            ===========



The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                    Underlying Fund Diversification
                          June 30, 2006 (Unaudited)


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Small Cap Value          %          Small Cap Blend      %            Small Cap Growth           %
---------------------------------------------------------------------------------------------------
N/I Numberic Investors	6.7	Bogle            	6.0	Royce                           5.5
Small Cap Value                 Small Cap Growth Inv            Value Plus Service CL
---------------------------------------------------------------------------------------------------
Bridgeway            	5.6	Bridgeway       	5.9	Bjurman-Barry    	        5.3
Small Cap Value CL N            Ultra Small Co Market           Micro-Cap Growth
---------------------------------------------------------------------------------------------------
Royce                   5.6     RS                      5.7     William Blair                   5.1
Opportunity                     Partners                        Small Cap Growth CL N
---------------------------------------------------------------------------------------------------
James Advantage         4.7     Munder                  5.5     Wasatch                         4.7
Small Cap                       Small Cap Value CL A            Micro Cap
---------------------------------------------------------------------------------------------------
Schneider               4.2     Keeley                  5.4
Small Cap Value                 Small Cap Value
---------------------------------------------------------------------------------------------------
                                Stratton                5.3
                                Small Cap Value
---------------------------------------------------------------------------------------------------
                                Perritt                 4.8
                                Micro Cap Opportunities
---------------------------------------------------------------------------------------------------
                                Gartmore                4.6
                                Small Cap CL A
---------------------------------------------------------------------------------------------------
                                Royce                   4.1
                                Value Service CL
---------------------------------------------------------------------------------------------------
                                Wasatch                 3.0
                                Small Cap Value
---------------------------------------------------------------------------------------------------

                        Short-Term Securities and Other Assets - 2.3%



               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  25%       39%      36%



The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        MH Elite Small CapFund of Funds
                      Statement of Assets and Liabilities
                           June 30, 2006 (Unaudited)


Assets


   Investments in securities at value (Cost $ 4,700,821)     $ 6,024,548
   Cash	                                                         114,137
                                                             -----------

   Total Assets	                                               6,138,685
                                                             -----------

Liabilities

    Total Liabilities	                                               -

Net Assets	                                             $ 6,138,685
                                                             ===========

    Capital Stock, no par (issued and outstanding - 804,799) $ 4,812,556
    Undistributed net investment income	                           2,402
    Net unrealized appreciation on investments	               1,323,727
                                                             -----------

		Net Assets	                             $ 6,138,685
                                                             ===========

Net asset value per share	                             $      7.63
                                                             ===========





The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                           Statement of Operations
             For The Six Months Ended June 30, 2006 (Unaudited)

Investment income

     Dividend income from underlying funds             $      205
     Interest                                               1,155
                                                       ----------
           Total Investment Income                          1,360
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     30,234
     Administrative service fees                            7,558
                                                       ----------
           Total Expenses                                  37,792
                                                       ----------

Net investment loss                                       (36,432)
                                                       -----------

Realized and unrealized gain/(loss) on investments

     Capital gain distributions from underlying funds       1,859
     Net realized gain from investments                    60,771
     Net change in unrealized appreciation
        on investments                                    356,054
                                                       ----------
     Net realized and unrealized gain on investments      418,684
                                                       ----------

Net increase in net assets resulting from operations   $  382,252
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Changes in Net Assets
           For The Six Months Ended June 30, 2006 (Unaudited) and
                    For The Year Ended December 31, 2005

                                                        June 30,
                                                          2006         December
                                                      (Unaudited)      31, 2005
                                                   -----------------------------
Increase (decrease) in net assets from operations
   Net investment loss	                            $    (36,432)  $    (55,852)
   Capital gain distributions from underlying funds	   1,859	428,853
   Net realized gain on investments	                  60,771	130,097
   Change in unrealized appreciation/(depreciation)
       on investments	                                 356,054       (181,717)
                                                    -------------  -------------
   Net increase in net assets resulting
       from operations	                                 382,252	321,381

Distributions to shareholders	                               -       (500,696)

Capital share transactions (note 5)	                 206,947 	544,127
                                                    -------------  -------------

Total increase 	                                         589,199 	364,812

Net assets at beginning of period	               5,549,486      5,184,674
                                                    -------------  -------------
Net assets at end of period	                     $ 6,138,685    $ 5,549,486
                                                    =============  =============






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                          June 30, 2006 (Unaudited)


  Mutual Funds (96.2%)                           Quantity        Value

     Dodge & Cox Stock	                            2,567    $  370,894
     American Funds Growth Fund of America CL F	   11,685	368,537
     Cambiar Opportunity Inst CL	           19,541	358,572
     Primecap Odyssey Growth 	                   27,801	355,856
     Brandywine Blue	                           11,628	354,071
     Quaker Strategric Growth CL A	           14,191	342,283
     ICAP Select Equity	                            7,907	302,430
     Mairs & Power Growth	                    4,038	295,514
     Excelsior Value and Restructuring	            5,962	288,732
     Artisan Mid Cap Value	                   14,272	275,729
     Hotchkis and Wiley Mid-Cap Value CL A	    9,254	266,226
     Hartford Capital Appreciation CL A 	    7,034	259,972
     Schneider Value	                           12,230	257,450
     Pioneer Cullen Value CL A	                   14,004	255,991
     Hillman Capital Management Aggressive Equity  16,911	248,253
     Calamos Growth CL A 	                    4,460	241,980
     Thornburg Core Growth CL A	                   15,069	235,835
     Hotchkis and Wiley Large Cap Value CL A	    9,997	233,136
                                                           ------------

     Total Mutual Funds (Cost $ 4,722,810) 		      5,311,461
                                                           ------------
  Short-Term Securities (1.9%)

     TD Waterhouse Money Market (Cost $ 106,290)		106,290
                                                           ------------

  Total Investments in Securities (Cost  $ 4,829,100)	      5,417,751

  Other Assets - net (1.9%)                                     106,912
                                                           ------------

  Net Assets - (100%)                                      $  5,524,663
                                                           ============


The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          June 30, 2006 (Unaudited)


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value          %          Large Cap Blend      %            Large Cap Growth           %
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock	6.7	Cambiar         	6.5	American Funds Growth           6.7
Stock                           Opportunity Inst CL             Growth Fund of America CL F
---------------------------------------------------------------------------------------------------
ICAP  	                5.5	Quaker           	6.2	Primecap         	        6.4
Select Equity                   Strategic Growth CL A           Odyssey Growth
---------------------------------------------------------------------------------------------------
Excelsior               5.2     Mairs & Power           5.4     Brandywine                      6.4
Value and Restructuring         Growth                          Blue
---------------------------------------------------------------------------------------------------
Poineer                 4.6     Hartford                4.7
Cullen Value CL A               Capital Appreciation CL A
---------------------------------------------------------------------------------------------------
Hillman Capital Mgmt    4.5
Aggressive Equity
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley        4.2
Large Cap Value CL A
---------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value       %          Mid Cap Blend        %                Mid Cap Growth         %
---------------------------------------------------------------------------------------------------
Artisan                 5.3                                     Calamos                         4.7
Mid Cap Value                                                   Growth CL A
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley        4.8                                     Thornburg                       4.3
Mid Cap Value CL A                                              Core Growth CL A
---------------------------------------------------------------------------------------------------
Schneider               4.7
Value
---------------------------------------------------------------------------------------------------

                    Short-Term Securities and Other Assets - 3.8%


               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  35%       34%      31%



The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                      Statement of Assets and Liabilities
                           June 30, 2006 (Unaudited)


Assets


  Investments in securities at value (Cost $ 4,829,100)	    $ 5,417,751
  Cash	                                                        106,912
                                                            -----------

	Total Assets	                                      5,524,663
                                                            -----------

Liabilities

	Total Liabilities	                                      -
                                                            -----------

Net Assets	                                            $ 5,524,663
                                                            ===========

	Capital Stock, no par
           (issued and outstanding - 957,584)               $ 4,935,987
	Undistributed net investment income 	                     25
	Net unrealized appreciation on investments	        588,651
                                                            -----------

		Net Assets	                            $ 5,524,663
                                                            ===========

Net asset value per share	                            $      5.77
                                                            ===========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
             For The Six Months Ended June 30, 2006 (Unaudited)

Investment income
	Dividend income from underlying funds	            $  7,001
	Interest	                                       1,247
                                                          -----------

		Total investment income	                       8,248
                                                          -----------

Expenses
	Investment advisory fees (note 2)	              26,807
	Administrative service fees	                       6,702
                                                          -----------

		Total expenses	                              33,509
                                                          -----------

Net investment loss	                                     (25,261)
                                                          -----------

Realized and unrealized gain on investments

	Capital gain distributions from underlying funds	 662
	Net realized gain from investments	              44,399
	Net change in unrealized appreciation
            on investments                                   100,719
                                                          -----------

	Net realized and unrealized gain on investments	     145,780
                                                          -----------

Net increase in net assets resulting from operations	  $  120,519
                                                          ===========






The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statement of Changes in Net Assets
           For The Six Months Ended June 30, 2006 (Unaudited) and
                    For The Year Ended December 31, 2005

                                                        June 30,
                                                          2006         December
                                                      (Unaudited)      31, 2005
                                                   -----------------------------
Increase (decrease) in net assets from operations
   Net investment loss	                             $   (25,261)    $  (34,560)
   Capital gain distributions from
           underlying funds	                             662        139,917
   Net realized gain on investments	                  44,399 	 32,574
   Change in unrealized appreciation on investments	 100,719	185,588
                                                     -------------   -----------
   Net increase in net assets resulting
           from operations	                         120,519	323,519

Distributions to shareholders	                               -       (137,907)

Capital share transactions (note 5)	                 378,559 	631,185
                                                     -------------   -----------

Total increase	                                         499,078 	816,797

Net assets at beginning of period	               5,025,585      4,208,788
                                                     -------------   -----------

Net assets at end of period	                     $ 5,524,663    $ 5,025,585
                                                     =============  ===========






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                          June 30, 2006 (Unaudited)


  Mutual Funds (96.2%)                           Quantity        Value

     Dodge & Cox Stock	                            2,567    $  370,894
     American Funds Growth Fund of America CL F	   11,685	368,537
     Cambiar Opportunity Inst CL	           19,541	358,572
     Primecap Odyssey Growth 	                   27,801	355,856
     Brandywine Blue	                           11,628	354,071
     Quaker Strategric Growth CL A	           14,191	342,283
     ICAP Select Equity	                            7,907	302,430
     Mairs & Power Growth	                    4,038	295,514
     Excelsior Value and Restructuring	            5,962	288,732
     Artisan Mid Cap Value	                   14,272	275,729
     Hotchkis and Wiley Mid-Cap Value CL A	    9,254	266,226
     Hartford Capital Appreciation CL A 	    7,034	259,972
     Schneider Value	                           12,230	257,450
     Pioneer Cullen Value CL A	                   14,004	255,991
     Hillman Capital Management Aggressive Equity  16,911	248,253
     Calamos Growth CL A 	                    4,460	241,980
     Thornburg Core Growth CL A	                   15,069	235,835
     Hotchkis and Wiley Large Cap Value CL A	    9,997	233,136
                                                           ------------

     Total Mutual Funds (Cost $ 4,722,810) 		      5,311,461
                                                           ------------
  Short-Term Securities (1.9%)

     TD Waterhouse Money Market (Cost $ 106,290)		106,290
                                                           ------------

  Total Investments in Securities (Cost  $ 4,829,100)	      5,417,751

  Other Assets - net (1.9%)                                     106,912
                                                           ------------

  Net Assets - (100%)                                      $  5,524,663
                                                           ============


The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                      MH Elite Select Portfolio of Funds
                       Underlying Fund Diversification
                          June 30, 2006 (Unaudited)


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value          %          Large Cap Blend      %            Large Cap Growth           %
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock	6.7	Cambiar         	6.5	American Funds Growth           6.7
Stock                           Opportunity Inst CL             Growth Fund of America CL F
---------------------------------------------------------------------------------------------------
ICAP  	                5.5	Quaker           	6.2	Primecap         	        6.4
Select Equity                   Strategic Growth CL A           Odyssey Growth
---------------------------------------------------------------------------------------------------
Excelsior               5.2     Mairs & Power           5.4     Brandywine                      6.4
Value and Restructuring         Growth                          Blue
---------------------------------------------------------------------------------------------------
Poineer                 4.6     Hartford                4.7
Cullen Value CL A               Capital Appreciation CL A
---------------------------------------------------------------------------------------------------
Hillman Capital Mgmt    4.5
Aggressive Equity
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley        4.2
Large Cap Value CL A
---------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value       %          Mid Cap Blend        %                Mid Cap Growth         %
---------------------------------------------------------------------------------------------------
Artisan                 5.3                                     Calamos                         4.7
Mid Cap Value                                                   Growth CL A
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley        4.8                                     Thornburg                       4.3
Mid Cap Value CL A                                              Core Growth CL A
---------------------------------------------------------------------------------------------------
Schneider               4.7
Value
---------------------------------------------------------------------------------------------------

                    Short-Term Securities and Other Assets - 3.8%


               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  35%       34%      31%



The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                      MH Elite Select Portfolio of Funds
                      Statement of Assets and Liabilities
                           June 30, 2006 (Unaudited)


Assets


  Investments in securities at value (Cost $ 4,829,100)	    $ 5,417,751
  Cash	                                                        106,912
                                                            -----------

	Total Assets	                                      5,524,663
                                                            -----------

Liabilities

	Total Liabilities	                                      -
                                                            -----------

Net Assets	                                            $ 5,524,663
                                                            ===========

	Capital Stock, no par
           (issued and outstanding - 957,584)               $ 4,935,987
	Undistributed net investment income 	                     25
	Net unrealized appreciation on investments	        588,651
                                                            -----------

		Net Assets	                            $ 5,524,663
                                                            ===========

Net asset value per share	                            $      5.77
                                                            ===========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                      MH Elite Select Portfolio of Funds
                           Statement of Operations
             For The Six Months Ended June 30, 2006 (Unaudited)

Investment income
	Dividend income from underlying funds	            $  7,001
	Interest	                                       1,247
                                                          -----------

		Total investment income	                       8,248
                                                          -----------

Expenses
	Investment advisory fees (note 2)	              26,807
	Administrative service fees	                       6,702
                                                          -----------

		Total expenses	                              33,509
                                                          -----------

Net investment loss	                                     (25,261)
                                                          -----------

Realized and unrealized gain on investments

	Capital gain distributions from underlying funds	 662
	Net realized gain from investments	              44,399
	Net change in unrealized appreciation
            on investments                                   100,719
                                                          -----------

	Net realized and unrealized gain on investments	     145,780
                                                          -----------

Net increase in net assets resulting from operations	  $  120,519
                                                          ===========






The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Select Portfolio of Funds

                     Statement of Changes in Net Assets
           For The Six Months Ended June 30, 2006 (Unaudited) and
                    For The Year Ended December 31, 2005

                                                        June 30,
                                                          2006         December
                                                      (Unaudited)      31, 2005
                                                   -----------------------------
Increase (decrease) in net assets from operations
   Net investment loss	                             $   (25,261)    $  (34,560)
   Capital gain distributions from
           underlying funds	                             662        139,917
   Net realized gain on investments	                  44,399 	 32,574
   Change in unrealized appreciation on investments	 100,719	185,588
                                                     -------------   -----------
   Net increase in net assets resulting
           from operations	                         120,519	323,519

Distributions to shareholders	                               -       (137,907)

Capital share transactions (note 5)	                 378,559 	631,185
                                                     -------------   -----------

Total increase	                                         499,078 	816,797

Net assets at beginning of period	               5,025,585      4,208,788
                                                     -------------   -----------

Net assets at end of period	                     $ 5,524,663    $ 5,025,585
                                                     =============  ===========






The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2006 (Unaudited)


1.         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                      MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2006 (Unaudited)


2. INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.

For the period ended June 30, 2006 (Unaudited) the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds        $ 30,234
	MH Elite Fund of Funds			$ 26,807
	MH Elite Select Portfolio of Funds *    $ 16,510

For the period ended June 30, 2006 (Unaudited) other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds        $  7,558
	MH Elite Fund of Funds			$  6,702
	MH Elite Select Portfolio of Funds *	$  2,359

* For the period April 6, 2006 (commencement of operations) to June 30, 2006

                      MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2006 (Unaudited)


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended June 30, 2006 aggregated for each Fund was:

	                                    Purchases	     Sales
MH Elite Small Cap Fund of Funds	 $     775,024	$    622,106
MH Elite Fund of Funds	                 $     665,000	$    425,888
MH Elite Select Portfolio of Funds	 $   3,953,565	$    270,377

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2006, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
MH Elite Small Cap Fund of Funds	$     1,341,701	   $        17,974
MH Elite Fund of Funds	                $       602,816	   $        14,165
MH Elite Select Portfolio of Funds	$        59,415    $       121,338


4. INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of June 30, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds

Undistributed ordinary income	       $       2,402	        $          25	     $             -
Undistributed long-term capital gain   $    	   -	        $	    -        $	           -
Unrealized appreciation/depreciation   $   1,323,727	        $     588,651	     $	     (61,923)

The tax character of distributions paid by the Funds during the years ended December 31, 2005 and 2004 are as follows:

	                     MH Elite Small Cap                   MH Elite                        MH Elite Select
	                       Fund of Funds	               Fund of Funds	                Portfolio of Funds*
	                    2005	   2004	            2005	     2004               2005	        2004
Ordinary income	        $  70,013	$ 117,115	$  27,289	$       -	 $           -	 $           -
Long-term capital gain	$ 430,683	$ 377,819	$ 110,618	$  29,891	 $           -	 $           -

	* MH Elite Select Portfolio of Funds commenced operations on April 6, 2006.

                      MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2006 (Unaudited)
CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                              MH Elite Small Cap Fund of Funds

                          For the six months ending       For the year ended
                          June 30, 2006 (Unaudited)       December 31, 2005

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                54,083       $  425,170       63,205     $ 454,050
Shares issued in
  reinvestment of
    distributions               -                -       70,322        500,696
                        ----------      -----------    --------     ----------
                           54,083          425,170      133,527        954,746


Shares redeemed           (28,037)        (218,223)     (56,537)      (410,619)
                         ---------       ----------    ---------    -----------

Net increase/(decrease)    26,046       $  206,947       76,990    $   544,127
                         =========      ===========    =========    ===========

                                         MH Elite Fund of Funds

                          For the six months ended        For the year ended
                          June 30, 2006 (Unaudited)       December 31, 2005

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                68,981      $  410,659       100,184     $  538,778
Shares issued in
  reinvestment of
    distributions               -                -       24,539        137,907
                        ---------       ----------      --------    -----------
                           68,981          410,659      124,723        676,685


Shares redeemed            (5,553)         (32,100)     (8,210)        (45,500)
                         ---------       ----------     --------    -----------

Net increase/(decrease)    63,428       $  378,559      116,513     $  631,185
                         =========      ===========     ========    ===========

                        MH Elite Select Portfolio of Funds
	                      For the period ended
                            June 30, 2006 * (Unaudited)
	                 Shares		 Amount
                         ------          ------
Shares Sold            1,072,897      $  5,418,453
Shares issued in
reinvestment of
distributions	               -		 -
                       ----------     -------------
	               1,072,897         5,418,453

Shares redeemed	            (231)	    (1,150)
                       ----------      ------------

Net Increase           1,072,666       $ 5,417,303
                       ==========      =============


* For the period April 6, 2006 (commencement of operations) to June 30,


The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                     For the six
                       months
                     ending June
                       30, 2006                   For the years ended December 31,
                     (Unaudited)     2005       2004          2003        2002       2001
                       --------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $  7.13     $  7.39    $  7.06      $  4.86    $   6.28    $  5.81
------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Income    (0.05)      (0.08)     (0.08)       (0.04)      (0.06)     (0.05)
Net Realized and

Unrealized Gain (Loss)
on Investments            0.55        0.53       1.19         2.24       (1.36)      0.52
                        -------    ---------  --------     --------   ---------   --------
Total Income (Loss)
from Investment
Operations                0.50        0.45       1.11         2.20       (1.42)      0.47

Less Distributions           -       (0.71)     (0.78)           -           -          -
-------------------------------------------------------------------------------------------


Net asset value,
end of period          $  7.63       $7.13    $  7.39      $  7.06    $   4.86    $  6.28
-------------------------------------------------------------------------------------------

Total Return              7.01%       6.09%     15.72%       45.27%     (22.60%)     8.09%
------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $ 6,139     $  5,549    $ 5,185      $ 5,234    $  1,940    $  2,214
                       =======     ========    =======      =======    ========    ========
Ratio of Expenses to
Average Net Assets   (a)  1.24%       1.24%      1.23%        1.23%       1.23%       1.24%

Ratio of Net Investment
Income to Average
Net Assets           (a) -1.20%      -1.06%     -1.16%       -1.14%      -1.54%      -0.93%

Portfolio turnover
rate (%)                 10.48%      29.67%     33.60%       53.14%      36.50%      25.00%
----------------------------------------------------------------------------------------------






   (a)  Per share net investment loss has been determined on the average number of shares outstanding during the period.
   (b)	Total return assumes reinvestment of dividends.
   (c)	Annualized.

                       MH Elite Portfolio of Funds, Inc.
                           MH Elite Fund of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                     For the six                   For the period
                       months       For the year     January 13,
                     ending June      ending          2004 to
                       30, 2006     December 31,    December 31,
                     (Unaudited)       2005           2004 (a)
                       --------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $    5.62     $  5.41        $  5.00
--------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Income(b) (0.03)        (0.03)         (0.03)

Net Realized and
Unrealized Gain (Loss)
on Investments            0.18          0.40           0.48
                        -------       -------       --------
Total Income (Loss)
from Investment
Operations                0.15          0.37           0.45

Less Distributions           -         (0.16)         (0.04)
--------------------------------------------------------------------


Net asset value,
end of period          $   5.77      $  5.62        $  5.41
--------------------------------------------------------------------

Total Return (c)           2.67%        6.84%          9.00%
--------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $   5,525     $ 5,026         $ 4,208
                       =========     ========       ========
Ratio of Expenses to
Average Net Assets   (d)  1.24%        1.25%           1.32%

Ratio of Net Investment
Income to Average
Net Assets           (d) -0.94%       -0.75%          -0.70%

Portfolio turnover
rate(%)                   8.13%       32.90%          11.50%
--------------------------------------------------------------------





   (a)	Commencement of operations began on January 13, 2004.
   (b)  Per share net investment loss has been determined on the average number of shares outstanding during the period.
   (c)	Total return assumes reinvestment of dividends.
   (d)	Annualized.

                      MH Elite Portfolio of Funds, Inc.
                           MH Elite Fund of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                         For the period
                          April 6, 2006
                       (commencement of
                      operations) to June
                           30, 2006
                        (Unaudited) (a)
                      ------------------
PER SHARE DATA:

Net asset value,
beginning of period        $  5.00
----------------------------------------
Income from
Investment Operations:

Net Investment Income(b)     (0.01)

Net Realized and
Unrealized Loss
on Investments               (0.01)
                            --------
Total Loss
from Investment
Operations                   (0.02)

Less Distributions               -
----------------------------------------


Net asset value,
end of period              $  4.98
----------------------------------------

Total Return (c)             -0.40%
----------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)           $ 5,340
                            ========
Ratio of Expenses to
Average Net Assets   (d)      1.70%

Ratio of Net Investment
Income to Average
Net Assets           (d)     -0.68%

Portfolio turnover
rate(%)                      11.79%
----------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment loss has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.

                            MH Elite Portfolio of Funds, Inc.
                                ADDITIONAL INFORMATION
                              June 30, 2006 (Unaudited)

                                PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

                             SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

                   BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 19, 2005, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

      a)  The background, education and experience of the Advisor's personnel
      b)  Investment strategies and decision making processes
      c) The nature, extent and quality of the services to be provided by the investment adviser
      d)  Investment performance of the Funds
      e) Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
      f)  Financial condition and stability of the adviser
      g)  Possible conflicts of interest between the adviser and the Funds
      h)  Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least
$35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

                           MH Elite Portfolio of Funds, Inc.
                                ADDITIONAL INFORMATION
                              June 30, 2006 (Unaudited)

                                  EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs:
(1) management fees and (2) other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

                                 ACTUAL EXPENSES

The first three lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, and/or third line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The fourth and fifth lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                           Expenses Paid During the
	                Beginning Account Value   Ending Account Value     Period January 1, 2006 to
                           January 1, 2006	    June 30, 2006  	       June 30, 2006
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                $1,070	                  $6.42	(a)

Actual - MH Elite Fund
of Funds 	                $1,000	                $1,027	                  $6.28 (a)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                $  996	                  $4.70 (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000	                $1,025	                  $6.28

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                  $10.04

  (a) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 ( to reflect the one-half year period).
  (b) For the period April 6, 2006 (commencement of operations) to
      June 30, 2006.
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 86 / 365 ( to reflect the period April 6, 2006 to June 30, 2006).

                              BOARD OF DIRECTORS INFORMATION
             MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
                          MH Elite Select Portfolio of Funds
                                June 30, 2006 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors and is available, without
charge, by calling 1-800-318-7969.   Each director may be contacted by
writing to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

No Directors of the Funds hold directorships with other funds or companies.

All independent and interested directors serve on the Board of Directors of each fund.


Independent Directors

                                       Vincent Farinaro

Vincent Farinaro serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Vincent Farinaro retired in 2005 from Converted Paper Products, a manufacturer of paperboard and boxes. Mr. Farinaro consulted on all aspects of production, sales, and distribution.

                                         Howard Samms

Howard Samms is the Chairman of the Board of Directors of each Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Mr. Samms retired in 2005 as the Finance Department Director for Johnson and Johnson Healthcare Systems and was responsible for all financial requirements of the Johnson and Johnson Healthcare Systems, to include monthly reporting, budget development and implementation, capital investment decisions and related asset management functions.

                                         Jerome Stern

Jerome Stern serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Jerome Stern has a BA Degree in chemistry from St. Peters College. After a brief career in the laboratory of National Starch Products he turned his attention to sales. In 1957 Mr. Stern formed his own chemical distributorship as President and CEO. After 25 years of operation, he sold the company in 1982 to become sales consultant to a chemical and equipment manufacturer before retiring in 1992.


                                          Tice Walker

Tice Walker serves a one-year term, and stands for reelection annually. He has been a Director since August 2003. Mr. Tice Walker is an Assistant Vice President at American Re-Insurance. He is a Fellow of the Casualty Actuarial Society and is a member of the American Academy of Actuaries.
He has over ten years of experience in insurance, reinsurance and financial consulting.

Interested Director

                                         Jeff Holcombe

Jeff Holcombe is a Vice President of MH Investment Management, Inc., adviser to the Fund and is Vice President of MH Elite Portfolio of Funds, Incorporated. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998.

Jeff Holcombe is a Director of Development at Telcordia Technologies, Inc.
He is responsible for the planning, design, and development of software systems for the telephony industry.

Item 2. Code of Ethics

   Not applicable for filing of Semi-Annual Report to Shareholders.

Item 3. Audit Committe Financial Expert

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 4. Principal Accountant Fees and Services

   Not applicable for filing of Semi-Annual Report to Shareholders.

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Not applicable for filing of Semi-Annual Report to Shareholders.

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 30th day of August, 2006.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 30th day of August, 2006.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)